UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Summit Municipal Income Fund

Investor Class (PRINX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$53	0.50%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns in the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the Bloomberg Municipal Bond Index, the fund’s longer-than-benchmark average duration profile was a leading contributor to relative results, as municipal bond yields ended the period lower across the curve. Security selection within the revenue-backed sector also helped relative performance, led by selection decisions in the dedicated tax, housing, and public power revenue subsectors.

  Selection among lease/appropriation and prepaid gas revenue bonds hindered relative performance. The fund’s positioning along the yield curve also detracted, dragged lower by an underweight to the two-year key rate and an overweight to municipal bonds maturing in 10 years as this portion of the yield curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	25,000	25,000
2015	25,701	25,616
2015	25,364	25,291
2015	25,436	25,381
2015	25,738	25,717
2016	26,391	26,311
2016	26,808	26,630
2016	27,379	27,143
2016	27,029	26,761
2017	26,327	26,237
2017	26,749	26,668
2017	27,332	27,213
2017	27,551	27,347
2018	27,491	27,162
2018	27,401	27,083
2018	27,775	27,483
2018	27,395	27,207
2019	28,068	28,048
2019	28,859	28,751
2019	29,607	29,491
2019	29,938	29,770
2020	30,619	30,473
2020	28,484	29,373
2020	30,692	31,072
2020	30,565	30,839
2021	31,746	31,696
2021	31,850	31,648
2021	32,505	32,094
2021	32,053	31,652
2022	31,598	31,098
2022	29,475	29,153
2022	29,923	29,870
2022	27,570	27,861
2023	29,833	30,087
2023	29,753	29,991
2023	29,953	30,148
2023	28,234	28,597
2024	30,985	30,961
2024	30,795	30,616
2024	31,607	31,276
2024	31,756	31,370

202411-4029887, 202412-3916214

F84-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Investor Class)	12.47%	1.19%	2.42%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	9.70	1.05	2.30

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,038,380
  Number of Portfolio Holdings901
  Investment Advisory Fees Paid (000s)$9,060
  Portfolio Turnover Rate16.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	11.7%
AA Rated	42.4
A Rated	22.1
BBB Rated	10.6
BB Rated and Below	2.4
Not Rated	10.4
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	26.8%
Health Care	13.6
Special Tax	8.8
Education	6.8
General Obligations - State	6.7
Water & Sewer	6.3
General Obligations - Local	4.9
Housing	4.8
Leasing	4.7
Other	16.6

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Income Fund during the 12 months ended October 31, 2024. Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.45%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

Investor Class (PRINX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Summit Municipal Income Fund

Advisor Class (PAIMX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$80	0.75%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns in the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the Bloomberg Municipal Bond Index, the fund’s longer-than-benchmark average duration profile was a leading contributor to relative results, as municipal bond yields ended the period lower across the curve. Security selection within the revenue-backed sector also helped relative performance, led by selection decisions in the dedicated tax, housing, and public power revenue subsectors.

  Selection among lease/appropriation and prepaid gas revenue bonds hindered relative performance. The fund’s positioning along the yield curve also detracted, dragged lower by an underweight to the two-year key rate and an overweight to municipal bonds maturing in 10 years as this portion of the yield curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
2014	25,000	25,000
2015	25,685	25,616
2015	25,331	25,291
2015	25,387	25,381
2015	25,673	25,717
2016	26,307	26,311
2016	26,706	26,630
2016	27,278	27,143
2016	26,890	26,761
2017	26,175	26,237
2017	26,578	26,668
2017	27,141	27,213
2017	27,341	27,347
2018	27,264	27,162
2018	27,158	27,083
2018	27,512	27,483
2018	27,118	27,207
2019	27,767	28,048
2019	28,533	28,751
2019	29,254	29,491
2019	29,563	29,770
2020	30,216	30,473
2020	28,117	29,373
2020	30,276	31,072
2020	30,107	30,839
2021	31,251	31,696
2021	31,334	31,648
2021	31,959	32,094
2021	31,495	31,652
2022	31,028	31,098
2022	28,925	29,153
2022	29,347	29,870
2022	27,022	27,861
2023	29,221	30,087
2023	29,125	29,991
2023	29,303	30,148
2023	27,604	28,597
2024	30,275	30,961
2024	30,070	30,616
2024	30,844	31,276
2024	30,970	31,370

202411-4029887, 202412-3916214

F284-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Income Fund (Advisor Class)	12.19%	0.93%	2.16%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	9.70	1.05	2.30

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,038,380
  Number of Portfolio Holdings901
  Investment Advisory Fees Paid (000s)$9,060
  Portfolio Turnover Rate16.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	11.7%
AA Rated	42.4
A Rated	22.1
BBB Rated	10.6
BB Rated and Below	2.4
Not Rated	10.4
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	26.8%
Health Care	13.6
Special Tax	8.8
Education	6.8
General Obligations - State	6.7
Water & Sewer	6.3
General Obligations - Local	4.9
Housing	4.8
Leasing	4.7
Other	16.6

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Income Fund during the 12 months ended October 31, 2024. Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.70%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

Advisor Class (PAIMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Summit Municipal Income Fund

I Class (PRIMX)

This annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$41	0.39%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns in the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the Bloomberg Municipal Bond Index, the fund’s longer-than-benchmark average duration profile was a leading contributor to relative results, as municipal bond yields ended the period lower across the curve. Security selection within the revenue-backed sector also helped relative performance, led by selection decisions in the dedicated tax, housing, and public power revenue subsectors.

  Selection among lease/appropriation and prepaid gas revenue bonds hindered relative performance. The fund’s positioning along the yield curve also detracted, dragged lower by an underweight to the two-year key rate and an overweight to municipal bonds maturing in 10 years as this portion of the yield curve steepened.

  The fund seeks a high level of income exempt from federal income taxes. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
3/1/19	500,000	500,000
4/30/19	511,957	510,196
7/31/19	525,801	523,323
10/31/19	531,824	528,261
1/31/20	543,641	540,743
4/30/20	506,318	521,225
7/31/20	545,688	551,364
10/31/20	543,150	547,245
1/31/21	564,296	562,449
4/30/21	566,771	561,597
7/31/21	578,590	569,504
10/31/21	570,270	561,672
1/31/22	562,803	551,837
4/30/22	524,712	517,319
7/31/22	532,831	530,049
10/31/22	491,541	494,389
1/31/23	531,511	533,903
4/30/23	530,224	532,190
7/31/23	534,425	534,971
10/31/23	503,438	507,460
1/31/24	552,634	549,397
4/30/24	549,379	543,273
7/31/24	564,525	554,995
10/31/24	567,362	556,664

202411-4029887, 202412-3916214

F1216-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Income Fund (I Class)	12.70%	1.30%	2.25%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	9.70	1.05	1.91

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,038,380
  Number of Portfolio Holdings901
  Investment Advisory Fees Paid (000s)$9,060
  Portfolio Turnover Rate16.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	11.7%
AA Rated	42.4
A Rated	22.1
BBB Rated	10.6
BB Rated and Below	2.4
Not Rated	10.4
Reserves	0.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	26.8%
Health Care	13.6
Special Tax	8.8
Education	6.8
General Obligations - State	6.7
Water & Sewer	6.3
General Obligations - Local	4.9
Housing	4.8
Leasing	4.7
Other	16.6

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Income Fund during the 12 months ended October 31, 2024. Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Income Fund

I Class (PRIMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund
PAIMX Summit Municipal
Income Fund–
.
Advisor Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
Investment activities
Net investment income
(1)(2)
0.37 0.33 0.27 0.28 0.33
Net realized and unrealized
gain/loss 0.92 (0.06) (1.99) 0.31 (0.08)
Total from investment activities 1.29 0.27 (1.72) 0.59 0.25
Distributions
Net investment income (0.37) (0.33) (0.27) (0.28) (0.33)
Net realized gain — (0.01) — — —
(3)
Total distributions (0.37) (0.34) (0.27) (0.28) (0.33)
NET ASSET VALUE
End of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Ratios/Supplemental Data
Total return
(2)(4)
12.47% 2.41% (13.99)% 4.87% 2.10%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.53% 0.53% 0.54% 0.52% 0.52%
Net expenses after waivers/
payments by Price Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 3.30% 3.03% 2.33% 2.23% 2.73%
Portfolio turnover rate 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end of period (in
millions) $1,228 $953 $833 $1,678 $1,690
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
Investment activities
Net investment income
(1)(2)
0.35 0.30 0.25 0.25 0.30
Net realized and unrealized
gain/loss 0.91 (0.06) (1.99) 0.31 (0.08)
Total from investment activities 1.26 0.24 (1.74) 0.56 0.22
Distributions
Net investment income (0.34) (0.30) (0.25) (0.25) (0.30)
Net realized gain — (0.01) — — —
(3)
Total distributions (0.34) (0.31) (0.25) (0.25) (0.30)
NET ASSET VALUE
End of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Ratios/Supplemental Data
Total return
(2)(4)
12.19% 2.15% (14.20)% 4.61% 1.84%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.87% 0.93% 0.92% 0.88% 0.90%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 3.06% 2.77% 2.11% 2.00% 2.48%
Portfolio turnover rate 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end of period (in
thousands) $2,087 $315 $554 $927 $1,042
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.36 $ 10.44 $ 12.42 $ 12.11 $ 12.20
Investment activities
Net investment income
(1)(2)
0.38 0.34 0.29 0.29 0.34
Net realized and unrealized
gain/loss 0.93 (0.07) (1.98) 0.31 (0.09)
Total from investment activities 1.31 0.27 (1.69) 0.60 0.25
Distributions
Net investment income (0.38) (0.34) (0.29) (0.29) (0.34)
Net realized gain — (0.01) — — —
(3)
Total distributions (0.38) (0.35) (0.29) (0.29) (0.34)
NET ASSET VALUE
End of period $ 11.29 $ 10.36 $ 10.44 $ 12.42 $ 12.11
Ratios/Supplemental Data
Total return
(2)(4)
12.70% 2.42% (13.81)% 4.99% 2.13%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.39% 0.39% 0.39% 0.38% 0.39%
Net expenses after waivers/
payments by Price Associates 0.39% 0.39% 0.39% 0.38% 0.39%
Net investment income 3.41% 3.14% 2.51% 2.32% 2.84%
Portfolio turnover rate 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end of period (in
millions) $1,808 $1,244 $1,167 $1,289 $812
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
ALABAMA  1.2%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,332
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,345
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,247
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,851
Columbia Ind. Dev. Board, Alabama Power Company Project,
Series A, VRDN, PCR, 4.00%, 12/1/37  850 850
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,481
Mobile County IDA, AM/NS Calvert LLC Project, Series A,
5.00%, 6/1/54 (1) 2,875 2,935
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,079
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (2) 3,765 3,828
34,948
ARIZONA  1.9%
Arizona HFA, Banner Health, Series B, FRN , 67% of 3M USD
LIBOR + 0.81%, 4.08%, 1/1/37  530 515
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,495
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/49  2,150 2,277
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,025 1,025
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 6,625 6,784
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, 5.00%,
7/1/48 (1) 5,575 5,671
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (1) 1,760 1,814
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (1) 1,760 1,811
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (1) 3,000 3,043
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (1) 2,115 2,136
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (1) 7,415 7,549
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 941

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,319
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  15,000 16,445
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (2) 2,345 2,301
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 759
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 857
58,742
ARKANSAS  0.3%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,622
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,753
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (1)(2) 2,500 2,786
9,161
CALIFORNIA  9.4%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 4,001
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (1) 3,250 3,439
California, Series CU, GO, 5.50%, 12/1/52  3,795 4,151
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  2,480 2,622
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,205 3,532
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,907
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  9,330 10,008
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (2) 2,960 2,365
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (2) 5,000 4,124
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 14,305
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,650
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 612
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 132
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,170
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,112
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (4) 3,000 3,067
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  524 538
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,834 3,944

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,054
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,225
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,100
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,371
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (1) 2,855 2,929
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (1) 3,000 2,756
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (1) 10,015 10,118
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (1) 535 539
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (5) 1,775 1,873
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,916
California Pollution Control Fin. Auth., Republic Services,
Series A-2, VRDN, 3.85%, 11/1/42 (Tender 1/15/25) (1)(2) 2,000 1,994
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (2)(4) 100 101
California School Fin. Auth., Fortune School of Education,
Series A, 5.125%, 6/1/59 (2)(6) 1,250 1,223
California School Fin. Auth., Fortune School of Education,
Series A, 5.125%, 6/1/64 (2)(6) 1,425 1,379
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (2) 1,500 1,469
California State Univ., Series C, 4.00%, 11/1/45  1,000 999
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,868
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (2) 875 876
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,601
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (2) 600 614
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (2) 1,390 1,404
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 1,630 1,680
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 408

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 933
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 892
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,188
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,061
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (5) 5,120 4,448
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (2) 2,090 1,807
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (2) 960 834
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (2) 7,790 6,337
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (2) 3,385 2,574
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (2) 680 661
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (2) 2,826 2,220
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 7,003
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (4) 3,525 3,564
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (4) 2,080 2,103
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,937
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 8,843
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,861
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,890
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (1) 6,400 6,458
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (1) 4,580 4,713
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (1) 5,475 5,268
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43 (1) 6,300 6,493
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (1) 2,000 1,969
Los Angeles Dept. of Water & Power, System Revenue,
Series D, 5.00%, 7/1/52  2,405 2,601
Los Angeles Unified School Dist., Series C, GO, 4.00%, 7/1/44  1,855 1,859
Orange County Community Fac. Dist. No. 2021-1 Rienda,
Special Tax, Series A, 5.00%, 8/15/52  3,750 3,866

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 705 706
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 1,975 1,978
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 1,845 1,848
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 5,446
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,359
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,094
Sacramento, 4.00%, 9/1/41  705 694
Sacramento, 4.00%, 9/1/46  1,830 1,732
Sacramento County Airport, Series C, 5.00%, 7/1/37 (1) 1,410 1,458
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (2) 1,090 1,163
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (2) 2,455 2,585
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (2) 1,655 1,729
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (1) 3,000 3,143
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 798
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (1) 4,405 4,624
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (1) 7,060 7,263
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (1) 3,500 3,849
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (1) 3,230 3,524
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (1) 7,055 7,811
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (1) 5,395 5,530
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,107
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 807
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,164
285,971
COLORADO  2.8%
Colorado, COP, 6.00%, 12/15/39  3,375 3,995
Colorado, COP, 6.00%, 12/15/40  9,325 11,012
Colorado, COP, 6.00%, 12/15/41  11,375 13,342
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,639

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (2) 1,000 1,038
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,425
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,347
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (2) 1,285 859
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (2) 440 294
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,721
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,390
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,975
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,343
Denver City & County Airport, Series A, 5.00%, 11/15/47 (1) 3,000 3,110
Denver City & County Airport, Series A, 5.25%, 12/1/48 (1) 4,870 5,029
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,219
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 512
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/49  1,750 1,750
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,086 1,054
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 637
Univ. of Colorado Hosp. Auth., VRDN, 4.00%, 11/15/35  7,900 7,900
Univ. of Colorado Hosp. Auth., VRDN, 4.00%, 11/15/39  3,000 3,000
85,591
CONNECTICUT  1.0%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 5,392
Connecticut, Series C, GO, 5.00%, 6/15/32  350 395
Connecticut, Series C, GO, 5.00%, 6/15/36  210 234
Connecticut, Series C, GO, 5.00%, 6/15/38  225 249
Connecticut, Series C, GO, 5.00%, 6/15/40  700 765
Connecticut, Series D, GO, 5.00%, 9/15/32  225 255
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,339
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,508
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 849
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 546
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,385 3,613
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,894

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,736
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,675
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 1,235 284
30,734
DELAWARE  0.9%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,295
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,770
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,423
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  12,360 12,886
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,542
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,537
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (2) 400 415
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (2) 400 418
26,286
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,565
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,418
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,309
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 363
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 493
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 880
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,329
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48 (1) 9,120 9,270
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (1) 5,000 5,263
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (1) 4,400 4,770
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (5) 8,200 7,732
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,538
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,659

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,331
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,889
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,141
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,733
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,307
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  17,790 19,261
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,225 8,883
105,134
FLORIDA  5.7%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (9) 1,835 1,283
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,723
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 544
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 415
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (4) 1,270 1,313
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (5) 2,700 2,933
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,500 2,573
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (1)(2) 5,500 5,636
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (2) 1,410 1,415
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (2) 1,515 1,502
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (2) 2,975 2,865
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (1) 705 727
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (1) 8,700 8,917
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (1) 5,000 5,057
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (1) 2,350 2,395
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1) 1,060 1,070
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (1) 4,250 4,672
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series F, 5.00%, 10/1/48  1,170 1,206

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  8,000 8,947
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (1) 580 609
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (1) 600 628
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (1) 3,525 3,584
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (2) 1,960 1,856
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,524
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 995
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (1)(10) 4,325 4,635
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (1) 3,525 3,669
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/39  970 1,007
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,687
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 2,645 2,646
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (1) 6,250 6,739
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (1) 10,700 10,904
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  8,020 8,049
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52 (1) 3,015 3,178
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,581
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,344
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,850
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,763
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,595
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,306
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,701
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,744
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,020 1,067
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,575 2,676
172,530

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
GEORGIA  5.5%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (1) 1,100 1,196
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (1) 8,250 8,918
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,405 1,532
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (2) 6,843 5,714
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,619
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,813
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 9,802
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, Series 2009, VRDN, 4.05%, 7/1/49  4,900 4,900
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
4.00%, 4/1/52  3,880 3,664
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  950 928
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  1,000 1,072
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,974
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,011
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,876
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,677
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,444
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,815
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,279
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.25%, 8/15/49 (Prerefunded
2/15/25) (4) 7,755 7,799
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,124
George L Smith II Congress Center Auth., 4.00%, 1/1/54  12,800 11,385
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (2) 2,690 2,532
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,261
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,240
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,273
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,766
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,516

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,090
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,925
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,822
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,635
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,661
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,914
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/1/24)  1,975 1,976
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,269
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 490
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 943
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 265
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,840 6,979
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,606
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,495
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,607
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (3) 4,100 4,431
167,614
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,263
1,263
HAWAII  0.1%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 4,230 4,316
4,316
IDAHO  0.3%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,388
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,466
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (2) 2,890 2,647
10,501

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
ILLINOIS  3.0%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,208
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 705 705
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27
(Prerefunded 1/1/25) (1)(4) 3,525 3,531
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (1) 2,115 2,152
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28
(Prerefunded 1/1/25) (4) 1,525 1,529
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46
(Prerefunded 1/1/25) (1)(4) 4,275 4,283
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (1) 5,700 5,671
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (1) 6,675 7,176
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,602
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,169
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,088
Illinois, GO, 5.00%, 2/1/38  3,000 3,286
Illinois, GO, 5.00%, 2/1/39  800 870
Illinois, GO, 5.50%, 5/1/25  960 969
Illinois, GO, 5.50%, 5/1/26  1,150 1,187
Illinois, Series A, GO, 5.00%, 3/1/25  885 889
Illinois, Series A, GO, 5.00%, 10/1/31  705 739
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,530
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,048
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,858
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,778
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,554
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,111
Illinois, Series B, GO, 5.00%, 10/1/32  845 884
Illinois, Series B, GO, 5.25%, 5/1/47  900 966
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,071
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,068
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,748
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,555
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,711
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 315
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 464
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,337
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (2) 1,100 1,172
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 3.90%, 8/1/43  100 100
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,568

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,443
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 744
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 594
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 841
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 1,410 1,637
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (11) 2,490 2,594
91,745
INDIANA  0.5%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,270
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  1,000 1,020
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 884
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (1)(2) 2,025 2,067
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (1) 3,825 3,896
14,137
IOWA  0.0%
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.90%,
7/1/41 (Tender 11/6/24)  200 200
200
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (2) 4,050 4,134
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,320
8,454
KENTUCKY  1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 406
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 322
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 429
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 237
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 955
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 586
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,045

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,595
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,409
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,458
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,664
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,744
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,166
32,016
LOUISIANA  1.1%
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 4.00%, 5/1/43  2,900 2,900
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (1) 6,190 6,697
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (1)(2) 1,400 1,518
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (1) 885 895
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,338
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,035
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (1) 2,820 2,822
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (4) 1,060 1,071
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 950 960
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (4) 3,875 3,955
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (2) 2,820 2,850
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,430
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,055
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 691
34,217
MARYLAND  5.3%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 980
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,826

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,089
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,566
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,248
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,523
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,106
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 6,985
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 317
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 214
Maryland CDA, Series A, 4.50%, 9/1/48  1,360 1,377
Maryland CDA, Series D, 3.25%, 9/1/50  6,575 6,497
Maryland DOT, Series B, 4.00%, 8/1/37 (1) 1,485 1,468
Maryland DOT, Series B, 4.00%, 8/1/38 (1) 1,370 1,346
Maryland DOT, Series B, 5.00%, 8/1/36 (1) 1,375 1,451
Maryland DOT, Series B, 5.00%, 8/1/46 (1) 5,155 5,329
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (1) 3,700 3,779
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (1) 2,000 2,080
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (1) 10,515 10,932
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,374
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (5) 8,225 8,636
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 684
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,044
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,430
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 5,021
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54 (6) 1,380 1,463
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54 (6) 3,460 3,738
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,187
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,859
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,175
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,320
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,275
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,569
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,140
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 4.00%, 7/1/41  4,950 4,950
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,954

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,219
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,344
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,949
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,000 3,810
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (1) 2,290 2,280
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,641
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,736
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 213
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,153
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,415
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 2,035
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,852
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,516
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  8,125 7,960
162,055
MASSACHUSETTS  0.9%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,203
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,358
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,921
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 3.95%, 10/1/42  1,100 1,100
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (2) 700 713
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 5,949
27,244
MICHIGAN  2.1%
Detroit, GO, 5.00%, 4/1/27  565 587
Detroit, GO, 5.50%, 4/1/32  415 452
Detroit, GO, 5.50%, 4/1/34  235 254
Detroit, GO, 5.50%, 4/1/36  305 328
Detroit, GO, 5.50%, 4/1/38  690 740
Detroit, GO, 5.50%, 4/1/40  475 506
Detroit, GO, 5.50%, 4/1/45  355 373

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Detroit, GO, 5.50%, 4/1/50  705 737
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,562
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,382
Great Lakes Water Auth., Water Supply, Series A, 5.25%,
7/1/47  5,885 6,318
JPMorgan Chase Putters, Series 2024-5067, VRDN, 3.27%,
2/6/25 (2) 4,880 4,880
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  615 596
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 775
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,642
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,596
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,335
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,527
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,652
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,031
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,476
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,440
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,546
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,219
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 7,050 7,206
64,160
MINNESOTA  0.9%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (1) 6,000 6,352
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 8,076
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54  5,625 6,045
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,155 3,570
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  3,000 3,371
27,414
MISSOURI  0.8%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,939
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,304

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (1)(5) 5,885 5,994
Missouri Joint Municipal Electric Utility Commission, Plum
Point, Series A, 5.00%, 1/1/33 (Prerefunded 1/1/25) (4) 3,525 3,533
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,716
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 540
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,381
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 551
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  50 47
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 378
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 300
22,683
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,256
4,256
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 4,000 4,154
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,576
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,857
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,282
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,798
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (1) 3,550 3,756
21,423
NEW HAMPSHIRE  0.7%
National Fin. Auth., Series A, Class A, VR, 4.035%, 10/20/51
(Prerefunded 10/20/41) (4) 4,399 4,223
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,678 3,675
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,708 2,572
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (4) 5,043 4,934
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  2,555 2,467
New Hampshire Business Fin. Auth., Series A, Class A,
3.625%, 8/20/39  2,768 2,586
20,457

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NEW JERSEY  3.4%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,457
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 1,760 1,768
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,197
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(5) 705 706
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (1) 1,265 1,266
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(5) 775 776
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (1) 2,115 2,116
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (1) 1,435 1,436
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (1) 705 719
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (1) 4,775 4,889
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (1) 4,085 4,124
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 703
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,544
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,631
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,914
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,441
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,222
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,487
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,810
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,740
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,743
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,217
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,344
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,017

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  13,025 14,173
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,761
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,400 3,696
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,091
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,253
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,523
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/26  2,410 2,487
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,318
103,569
NEW YORK  10.2%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,060 1,061
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38 (6) 1,485 1,595
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,739
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,976
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,947
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,319
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/52  14,920 16,023
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/53  15,000 16,098
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,025 2,208
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,729
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  3,500 4,050
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,375 6,048
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,332
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (2) 1,300 1,306
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,918

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,383
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,888
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,228
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,704
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 436
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,365 1,714
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 618
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34
(Prerefunded 11/19/24) (4) 935 936
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (5) 2,820 2,959
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.25%, 11/15/31  3,525 3,661
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,491
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(8)(9) 965 965
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (8)(9) 2,097 317
New York City, Series B-5, GO, VRDN, 4.00%, 10/1/46  1,800 1,800
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,687
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,304
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,928
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,039
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  3,500 2,464
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  3,200 3,441
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,982
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.00%, 6/15/53  8,100 8,100
New York City Municipal Water Fin. Auth., Series CC, VRDN,
4.00%, 6/15/41  2,050 2,050
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,410

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26 (Prerefunded 12/15/24) (4) 1,605 1,608
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,173
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  18,500 20,122
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  355 363
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,080
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,264
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,702
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,185
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,340
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,908
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,454
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 1,005
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (2) 1,230 1,230
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (2) 2,470 2,471
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,852
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,341
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  1,675 1,611
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  95 91
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,067
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,596
New York Transportation Dev., 5.00%, 12/1/39 (1) 1,025 1,069
New York Transportation Dev., 5.00%, 12/1/40 (1) 675 701
New York Transportation Dev., 5.00%, 12/1/41 (1) 675 699
New York Transportation Dev., 5.00%, 12/1/42 (1) 675 696
New York Transportation Dev., 5.125%, 6/30/60 (1)(5) 3,500 3,590
New York Transportation Dev., 5.25%, 6/30/60 (1)(5) 14,825 15,506
New York Transportation Dev., 5.375%, 6/30/60 (1) 4,145 4,294

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 1,025 1,026
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 6,000 6,155
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (1) 2,115 2,156
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (1) 6,960 7,245
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (1)(6)(10) 9,675 10,196
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.50%, 12/31/60 (1)(6) 8,760 9,262
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,910
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,852
Port Auth. of New York & New Jersey, Consolidated Bonds,
5.00%, 1/15/47 (1) 9,500 9,875
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (1) 1,375 1,301
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,907
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42 (Prerefunded 11/25/24) (4) 880 881
309,678
NORTH CAROLINA  2.9%
Charlotte Water & Sewer System Revenue, 5.00%, 7/1/54  10,000 10,834
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 4.00%, 1/15/37  1,000 1,000
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,335
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(5) 7,615 8,179
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,268
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,340 5,849
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 705
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,038
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,498
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 702
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,979
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,507
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,900 8,205

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (5) 22,000 23,123
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (1) 1,515 1,594
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (1) 705 740
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,902
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,348
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 4.00%,
2/15/31  1,215 1,215
89,021
OHIO  2.0%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,832
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,219
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,420
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,525 18,533
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 215
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 242
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 490
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,446
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,459
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,469
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,806
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,850
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,066
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,926
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 678
Ohio, Series A, 5.00%, 1/15/50  5,640 5,789
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,346
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 397
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,052
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.95%, 1/1/43  4,600 4,600
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (5) 2,985 2,985

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 1,014
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 301
62,135
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 9
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 596
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,130
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,878
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 16,190
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,655
23,458
OREGON  0.8%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,269
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,823
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1) 2,115 2,141
Port of Portland Airport, Series A, 4.00%, 7/1/39 (1) 3,525 3,474
Port of Portland Airport, Series THIRT, 5.25%, 7/1/54 (1) 12,500 13,246
22,953
PENNSYLVANIA  2.7%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(5) 7,500 8,043
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (2) 3,035 2,769
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (4) 260 282
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,400
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 707
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,022
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,824
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (4) 3,010 3,019
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (1) 2,500 2,510
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (1) 2,250 2,444
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (1) 3,935 4,237
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (1) 6,520 7,131

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,063
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A,
4.00%, 8/15/43  4,000 3,898
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,525 3,835
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,500 4,977
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,075 2,266
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,796
Philadelphia Auth. for Ind. Dev., The Children’s Hosp. of
Philadelphia Project, Series A, 5.50%, 7/1/53  8,870 9,842
Philadelphia Auth. for Ind. Dev., The Children’s Hosp. of
Philadelphia Project, Series B-1, VRDN, 3.95%, 7/1/54  1,000 1,000
Philadelphia Auth. for Ind. Dev., The Children’s Hosp. of
Philadelphia Project, Series B-2, VRDN, 3.95%, 7/1/54  1,000 1,000
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,436
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,554
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 3,525 3,632
82,687
PUERTO RICO  3.8%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (12) 11,171 7,192
Puerto Rico Commonwealth, VR, GO, 11/1/51 (12) 15,136 9,895
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (2) 2,285 2,180
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (2) 315 317
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (2) 1,050 1,106
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (2) 3,525 3,351
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (2) 1,165 1,171
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (2) 3,965 4,194
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (2) 1,205 1,255
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 2,915 3,041
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 5,250 5,540
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (2) 2,225 2,336

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,200 1,259
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,071
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,201
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,074
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,198
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,278 1,206
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,333 2,357
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,014
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,424
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,557
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(13) 35 18
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(13) 60 31
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(13) 475 245
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(13) 130 67
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(13) 170 88
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(13) 660 343
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(13) 215 111
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(13) 260 134
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(13) 1,575 811
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(13) 500 257
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(13) 680 350
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(13) 165 85
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(13) 140 73

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(13) 60 31
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(13) 160 82
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(13) 125 64
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(13) 40 21
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(13) 70 36
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(13) 55 28
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(13) 525 273
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(13) 120 62
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(13) 60 31
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,547
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,172 22,974
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  10,108 10,128
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,359
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,115
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,059
115,362
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 490 196
196
SOUTH CAROLINA  1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,510 898
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,093
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,279 728
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,812
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,377
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,590

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,652
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 4.00%, 5/1/48  9,100 9,100
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,037
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,654
29,941
SOUTH DAKOTA  0.6%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 9,126
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  9,200 10,004
19,130
TENNESSEE  1.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,374
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (3) 1,000 1,078
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (3) 1,500 1,612
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (3) 3,030 3,165
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (3) 1,200 1,250
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  7,500 8,078
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,027
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,109
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (1) 2,115 2,178
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (1) 3,455 3,524
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (1) 7,405 7,947
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (2) 850 866
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,335
42,543
TEXAS  11.1%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,500 3,356
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (2) 500 480
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (2) 340 332
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (2) 3,370 3,326

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,463
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,697
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,883
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,392
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,485
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,379
Austin Airport, Series B, 5.00%, 11/15/41 (1) 950 959
Austin Airport System Revenue, 5.00%, 11/15/43 (1) 1,000 1,043
Austin Airport System Revenue, 5.00%, 11/15/52 (1) 2,000 2,061
Austin Airport System Revenue, 5.25%, 11/15/47 (1) 1,555 1,651
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 920
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 738
Austin Water & Wastewater System Revenue, 5.00%, 11/15/53  24,850 26,775
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  3,500 2,995
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  8,150 7,889
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 400
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,567
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  10,000 11,133
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,695
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  1,665 1,799
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  3,000 3,040
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,404
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,777
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,009
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 802
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 801
Dallas Independent School Dist., GO, 4.00%, 2/15/54  1,500 1,455
Fort Bend Independent School Dist., Series A, GO, 4.00%,
8/15/49  4,600 4,454
Grand Parkway Transportation, Grand Parkway System,
4.00%, 10/1/49 (5) 4,850 4,636
Gulf Coast IDA, ExxonMobil Project, VRDN, 4.05%, 11/1/41  3,040 3,040

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 4.20%,
11/1/24  8,600 8,600
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.05%, 12/1/59  3,095 3,095
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 485
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,817
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  12,385 11,783
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  5,550 5,244
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (6)(10) 2,025 2,150
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (6)(10) 4,000 4,221
Houston Airport, Series A, 5.00%, 7/1/36 (1) 775 798
Houston Airport, Series A, 5.00%, 7/1/37 (1) 1,495 1,538
Houston Airport, Series A, 5.00%, 7/1/41 (1) 2,290 2,341
Houston Airport, Series A, 5.25%, 7/1/42 (1)(5) 5,000 5,410
Houston Airport, Series A, 5.25%, 7/1/43 (1)(5) 1,550 1,671
Houston Airport, Series B-1, 5.00%, 7/15/35 (1) 1,760 1,765
Houston Airport, Series C, 5.00%, 7/1/31 (1) 2,115 2,207
Houston Airport, Series C, 5.00%, 7/1/32 (1) 2,645 2,751
Houston Combined Utility System, First Lien, Series B-5,
VRDN, 3.35%, 5/15/34  3,000 3,000
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,199
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,255
Mansfield Independent School Dist., GO, 4.00%, 2/15/54  4,850 4,647
Midland Independent School Dist., GO, 4.00%, 2/15/54  8,500 8,200
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,365
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,756
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 478
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 529
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 292
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 859
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,494
New Braunfels Independent School Dist., GO, 4.00%, 2/1/52  2,500 2,416

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (4) 295 297
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 1,460 1,469
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(9) 835 304
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 193
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 696
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,130
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,624
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,330
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,703
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,388
Northwest Independent School Dist., Series A, GO, 5.00%,
2/15/49  10,000 10,691
Permanent University Fund - Univ. of Texas System,
Series 2022A, 4.00%, 7/1/42  3,600 3,571
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (1)(2) 1,100 1,130
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,573
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 419
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 781
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 862
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,860
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (9)(14) 1,632 —
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. of Dallas
Project, Series A, VRDN, 4.00%, 10/1/41  5,380 5,380
Texas, Series A, GO, 4.125%, 8/1/46 (1) 8,850 8,498
Texas, Series A, GO, 5.00%, 8/1/41 (1) 6,030 6,374
Texas, Series A, GO, 5.00%, 8/1/42 (1) 6,335 6,668
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  280 288
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,769
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (1) 5,000 5,068
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (1) 5,620 6,030

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,408
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37 (Prerefunded 11/4/24) (4) 7,850 7,851
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  6,990 7,110
336,965
UTAH  1.4%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (2) 3,875 3,970
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 5,000 5,305
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (1) 5,000 5,092
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1) 9,690 9,792
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (1) 7,000 7,188
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (1) 3,000 3,164
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (1) 4,150 4,496
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (2) 3,087 3,042
42,049
VIRGINIA  4.0%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,410
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,084
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,373
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 3,035 3,089
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,175
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,171
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,996
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,411
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,344
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,447
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (4) 3,265 3,300
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,665 4,541
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,147
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (4) 5,000 5,420

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,341
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,286
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,228
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 379
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,608
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,486
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,753
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,356
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,178
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,029
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (1) 1,950 1,547
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (1) 8,890 8,696
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (1) 4,415 4,298
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (1) 1,045 981
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (1) 2,650 2,385
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 705 715
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,680 6,761
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 7,220 7,297
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (5) 3,945 3,775
120,007
WASHINGTON  2.1%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 2,001
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,754
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (1) 3,000 3,208
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (1) 15,495 16,380
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  7,000 7,537
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,066

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,634
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,649
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  4,085 4,185
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  3,211 3,021
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,921 8,949
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (2) 3,525 3,176
64,560
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (2) 325 330
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (2) 325 330
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (2) 650 690
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (1) 1,150 1,162
2,512
WISCONSIN  1.1%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30) (2)(4) 25 28
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30) (2)(4) 35 39
PFA, Series A-1, 5.375%, 7/1/47 (3) 4,880 5,222
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,666
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (2) 3,000 3,217
PFA, Unrefunded Balance, 5.00%, 4/1/40 (2) 375 386
PFA, Unrefunded Balance, 5.00%, 4/1/50 (2) 670 676
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,375 3,685
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  4,015 3,927
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (1) 705 713
Wisconsin PFA, Cone Health, Series B, VRDN, 4.05%, 10/1/55  4,900 4,900
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,239
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  1,465 1,486
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (2) 2,570 2,495

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (2) 2,325 2,332
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (2) 705 694
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (2) 740 715
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (2) 1,165 951
34,371
Total Municipal Securities (Cost $3,061,807) 3,024,389
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,145 3,307
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,259) 3,307
Total Investments in Securities
99.6% of Net Assets
(Cost $3,066,066) $ 3,027,696
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $171,500 and represents 5.6% of net assets.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Non-income producing
(10) Insured by Assured Guaranty Corporation
(11) Insured by National Public Finance Guarantee Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,066,066) $ 3,027,696
Interest receivable 40,435
Cash 7,815
Receivable for investment securities sold 6,271
Receivable for shares sold 3,440
Other assets 95
Total assets 3,085,752
Liabilities
Payable for investment securities purchased 39,713
Payable for shares redeemed 4,376
Investment management fees payable 936
Due to affiliates 1
Payable to directors 1
Other liabilities 2,345
Total liabilities 47,372
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 3,038,380

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (142,239)
Paid-in capital applicable to 269,166,007 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 3,180,619
NET ASSETS $ 3,038,380
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,227,955; Shares outstanding:
108,837,138) $ 11.28
Advisor Class
(Net assets: $2,087; Shares outstanding: 184,958) $ 11.28
I Class
(Net assets: $1,808,338; Shares outstanding:
160,143,911) $ 11.29

T. ROWE PRICE Summit Municipal Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Investment Income (Loss)
Interest income $ 98,196
Expenses
Investment management 9,405
Shareholder servicing
Investor Class $ 1,574
Advisor Class 4
I Class 68 1,646
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 74
I Class 42 116
Custody and accounting 235
Registration 137
Legal and audit 63
Directors 9
Proxy and annual meeting 6
Miscellaneous 28
Waived / paid by Price Associates (345)
Total expenses 11,304
Net investment income 86,892
Realized and Unrealized Gain / Loss –
Net realized loss on securities (20,629)
Change in net unrealized gain / loss on securities 212,475
Net realized and unrealized gain / loss 191,846
INCREASE IN NET ASSETS FROM OPERATIONS $ 278,738

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 86,892 $ 69,403
Net realized loss (20,629) (34,482)
Change in net unrealized gain / loss 212,475 4,314
Increase in net assets from operations 278,738 39,235
Distributions to shareholders
Net earnings
Investor Class (35,938) (29,643)
Advisor Class (49) (11)
I Class (49,778) (40,163)
Decrease in net assets from distributions (85,765) (69,817)
Capital share transactions
*
Shares sold
Investor Class 402,553 416,292
Advisor Class 1,844 44
I Class 885,238 610,391
Distributions reinvested
Investor Class 32,774 27,022
Advisor Class 49 11
I Class 37,567 30,660
Shares redeemed
Investor Class (242,865) (313,480)
Advisor Class (167) (299)
I Class (468,290) (543,582)
Increase in net assets from capital share
transactions 648,703 227,059

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 841,676 196,477
Beginning of period 2,196,704 2,000,227
End of period $ 3,038,380 $ 2,196,704
*Share information (000s)
Shares sold
Investor Class 35,704 38,404
Advisor Class 165 4
I Class 78,667 55,809
Distributions reinvested
Investor Class 2,911 2,475
Advisor Class 5 1
I Class 3,334 2,809
Shares redeemed
Investor Class (21,718) (28,789)
Advisor Class (15) (28)
I Class (41,877) (50,397)
Increase in shares outstanding 57,176 20,288

T. ROWE PRICE Summit Municipal Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund (Investor Class), the Summit
Municipal Income Fund–Advisor Class (Advisor Class) and the Summit
Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Summit Municipal Income Fund

penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Summit Municipal Income Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Income Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Summit Municipal Income Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On October 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase

T. ROWE PRICE Summit Municipal Income Fund

a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,032,672,000 and
$403,737,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ — $ 974
Tax-exempt income 85,765 68,843
Total distributions $ 85,765 $ 69,817

T. ROWE PRICE Summit Municipal Income Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored
($000s)
Cost of investments $ 3,061,974
Unrealized appreciation $ 32,085
Unrealized depreciation (66,363)
Net unrealized appreciation (depreciation) $ (34,278)
($000s)
Undistributed ordinary income $ 15
Undistributed tax-exempt income 736
Net unrealized appreciation (depreciation) (34,278)
Loss carryforwards and deferrals (108,712)
Total distributable earnings (loss) $ (142,239)

T. ROWE PRICE Summit Municipal Income Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid

T. ROWE PRICE Summit Municipal Income Fund

by Price Associates in the amount of $1,157,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $120,000 for Price
Associates and $121,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2024.
Investor
Class
Advisor
Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(343) $(2) $—

T. ROWE PRICE Summit Municipal Income Fund

NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
NOTE 7 - SUBSEQUENT EVENT
Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and has contractually agreed to permanently waive its fees and/or bear any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause each class’ ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.45%.

T. ROWE PRICE Summit Municipal Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc.
and Shareholders of T. Rowe Price Summit Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Income
Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds,
Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October
31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31,
2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $83,573,000 which qualified as exempt-interest dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024